Exhibit 99.1

GM Financial Automobile Leasing Trust 2021-2

1.14% Exchange Note

Class A-1 0.10981% Asset Backed Notes

Class A-2 0.22% Asset Backed Notes

Class A-3 0.34% Asset Backed Notes

Class A-4 0.41% Asset Backed Notes

Class B 0.69% Asset Backed Notes

Class C 1.01% Asset Backed Notes

Class D 1.13% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	06/01/23
End of Period:	06/30/23
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	07/18/23
Distribution Date:	07/20/23
Transaction Month:	26

				Original Agg.
2021-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	50,797	04/07/2021	05/26/2021	$1,366,536,472

Total	50,797			$1,366,536,472

RECONCILIATION OF 2021-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$442,520,306

{2}	Reduction in Agg. Securitization Value due to payments	{2}	5,325,358
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	423,011
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	37,959,531
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	43,707,900

{7}	End of period Aggregate Securitization Value		{7}	$398,812,406

{8}	Pool Factor		{8}	29.184176%

RECONCILIATION OF 2021-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,307,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$382,983,834

{11}	Exchange Note Principal Payment Amount	{11}	43,707,900

{12}	End of period Exchange Note Balance	{12}	$339,275,934

{13}	Note Pool Factor	{13}	25.958373%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$210,000,000	$390,000,000	$390,000,000	$111,430,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$45,486,659	$111,430,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	43,707,900	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$1,778,759	$111,430,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.456092%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$59,440,000	$55,340,000	$34,170,000	$1,250,380,000

{23}	Beginning of period Note Balance	{23}	$59,440,000	$55,340,000	$34,170,000	$305,866,659

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	43,707,900
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$59,440,000	$55,340,000	$34,170,000	$262,158,759

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	20.966327%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$442,520,306

{31}	Ending Designated Pool Balance	{31}	398,812,406
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	398,812,406

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$43,707,900

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$382,983,834	$0	1.14%	30	30/360	$363,835

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2021-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$7,932,327
{37}	Net Liquidation Proceeds collected during period	{37}	45,298,783
{38}	Investment Earnings	{38}	202,447
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(202,447)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	53,231,110

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	368,767
{43}	To the 2021-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	363,835
{44}	To the 2021-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	43,707,900
{45}	To the 2021-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2021-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	8,790,608

{47}	Total Distributions:		{47}	$53,231,110

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$442,520,306
{49}	Ending Agg. Securitization Value	{49}	398,812,406
{50}	Principal Distributable Amount {48} - {49}		{50}	43,707,900

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	43,707,900

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	43,707,900

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$43,707,900

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.10981%	30	Actual/360	$0
{56}	Class A-2	$0	0	0.22%	30	30/360	0
{57}	Class A-3	$45,486,659	0	0.34%	30	30/360	12,888
{58}	Class A-4	$111,430,000	0	0.41%	30	30/360	38,072
{59}	Class B	$59,440,000	0	0.69%	30	30/360	34,178
{60}	Class C	$55,340,000	0	1.01%	30	30/360	46,578
{61}	Class D	$34,170,000	0	1.13%	30	30/360	32,177

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2021-2 Exchange Note Collections	{62}	$52,862,343
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	202,447
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	28,187
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	53,092,977

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	53,092,977

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	12,888
{78}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	38,072
{79}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80}	Class B Noteholders’ Interest Distributable Amount	{80}	34,178
{81}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class C Noteholders’ Interest Distributable Amount	{82}	46,578
{83}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class D Noteholders’ Interest Distributable Amount	{84}	32,177
{85}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Noteholders’ Principal Distributable Amount	{86}	43,707,900
{87}	To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{93}	9,220,559

{94}	Total Distributions:		{94}	$53,092,977

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{95}	Class A	$156,916,659	$398,812,406	$0	$53,041,392	$0
{96}	Class B	216,356,659	398,812,406	0	53,007,214	0
{97}	Class C	271,696,659	398,812,406	0	52,960,636	0
{98}	Class D	305,866,659	398,812,406	0	52,928,459	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{99}	Excess Total Available Funds			{99}	$9,220,559
{100}	Beginning Note Balance	{100}	305,866,659
{101}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{101}	43,707,900
{102}	Pro-Forma Note Balance		{102}	262,158,759

{103}	Ending Aggregate Securitization Value	{103}	398,812,406
{104}	10% of Aggregate Securitization Value as of Cutoff ($136,653,647)	{104}	136,653,647
{105}	Required Pro Forma Note Balance {103} - {104}		{105}	262,158,759

{106}	Excess of Pro Forma Balance minus Required Pro Forma Balance {102} - {105}			{106}	0

{107}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{107}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{108}	Ending Aggregate Securitization Value	{108}	$398,812,406
{109}	End of Period Note Balance	{109}	339,275,934
{110}	Overcollateralization	{110}	59,536,472
{111}	Overcollateralization %		{111}	14.93%

	Asset Backed Notes:
{112}	Ending Aggregate Securitization Value	{112}	398,812,406
{113}	End of Period Note Balance	{113}	262,158,759
{114}	Overcollateralization	{114}	136,653,647
{115}	Overcollateralization %		{115}	34.27%

RECONCILIATION OF 2021-2 CASH RESERVE ACCOUNT

{116}	Specified Reserve Balance		{116}	$6,832,682

{117}	Beginning of Period Reserve Account balance		{117}	$6,832,682
{118}	Investment Earnings	{118}	28,187
{119}	From the Indenture Collection Account, the Reserve Account Required Amount	{119}	0
{120}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{120}	0
{121}	Total Reserve balance available:		{121}	6,860,869

{122}	Specified Reserve Balance		{122}	6,832,682

{123}	Release Excess Cash to Indenture Collection Available Funds		{123}	28,187

{124}	End of period Reserve Account balance		{124}	$6,832,682

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{125}	Receivables with Scheduled Payment delinquent 61 days or more	{125}	$696,317	0.17%

{126}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)	{126}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	July 17, 2023

GM Financial

GMALT 2021-2

Supplemental Monthly Data

June 30, 2023

	Aggregate Securitization Value	Residual Value
Beginning of Period	$442,520,306	$404,292,166
Change	(43,707,900)	(36,936,660)
End of Period	$398,812,406	$367,355,506

Residual Value as % of Agg. Securitization Value		92.11%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	17,748	395,735,959	99.23%
31 - 60 days	94	2,380,130	0.60%
61 - 90 days	25	597,156	0.15%
91 - 120 days	5	99,161	0.02%
Total	17,872	398,812,406	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	975	21,385,817	18,769	427,630,043
Standard terminations	759	15,141,894	11,944	223,870,067
Total retained by lessee	1,734	36,527,711	30,713	651,500,110
Returned Vehicles
Early terminations	16	308,792	411	7,612,687
Standard terminations	53	1,123,028	864	16,524,209
Total returned to dealer	69	1,431,820	1,275	24,136,896
Charged off leases / Repossessed vehicles	17	423,011	928	21,516,827
Repurchases	0	0	9	191,874
Other	0	0	0	0
Total terminations	1,820	38,382,542	32,925	697,345,707

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	386	5,908,922	1.34%

Deferments	1	38,754	0.01%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	423,011	21,516,827
less: Sales proceeds	819,186	28,030,668
less: Excess wear and excess mileage received	0	0
less: Other amounts received	0	0
Net Credit (Gain) Loss	(396,175)	(6,513,841)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	1,509,380	23,337,909
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,008,431	33,493,032
less: Excess wear and excess mileage received	16,953	178,080
less: Other recovery amounts	0	0
Residual (Gain) Loss	(516,004)	(10,333,203)

	Current Period	Prev. Month
Prepay Speed	1.3207%	1.4021%

Return Rate based on Scheduled to Terminate(2)	3.9587%	6.2191%

Return Rate based on Terminated Leases(3)	3.7912%	4.7261%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.